Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Earnings per share [abstract]
Net loss	$ (51,527)	$ (43,476)
Weighted average number of ordinary shares outstanding	76,721,667	50,959,156
Net loss per share, basic and diluted (in USD per share)	$ (0.67)	$ (0.85)